Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Summary of Domestic and Foreign Loss Before Income Taxes
Domestic and foreign loss before income taxes, consists of the following for the years ended December 31:
(in thousands)	2017	2016
Domestic	$(13,367)	$(15,877)
Foreign	(9)	31
Loss before income taxes	$(13,376)	$(15,846)

Summary of Components of Income Tax Benefit (Expense)
The components of income tax benefit (expense) consist of the following for the years ended December 31:
(in thousands)	2017	2016
Current:
United States and state	$—	$—
Foreign, net	(6)	54
Deferred:
United States and state	—	—
Foreign	—	—
Total income tax benefit (expense)	$(6)	$54

Summary of Actual Income Tax Benefit (Expense) Differs from Statutory Federal Income Tax Benefit (Expense)

Actual income tax benefit (expense) differs from statutory federal income tax benefit (expense) as follows for the years ended December 31:

(in thousands)	2017	2016
Statutory federal income tax benefit	$4,548	$5,388
State tax benefit, net of federal taxes	48	2
Foreign tax	—	3
R&D tax credit	—	80
Foreign deferred exchange rate adjustments	899	—
Nondeductible/nontaxable items	(114)	(86)
New federal rate adjustment	(16,081)	—
Other	(1,085)	(257)
Valuation allowance decrease (increase)	11,779	(5,076)
Total income tax benefit (expense)	$(6)	$54

Summary of Components of Deferred Taxes

Deferred taxes consist of the following as of December 31:

(in thousands)	2017	2016
Deferred tax assets:
Noncurrent:
Accrued leave	$32	$43
Other accrued expenses	28	97
Stock based compensation	336	1,477
Net operating loss carryforward	38,947	49,720
Deferred rent	7	17
Other	108	777
Intangibles	895
R&D credit carryforward	531	531
Total deferred tax assets	$40,884	$52,662
Less: valuation allowance	(40,884)	(52,662)
Total	$—	$—